NON- CONTROLLING INTEREST (Details 1) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 COP ($)		Dec. 31, 2015 COP ($)	Dec. 31, 2017 USD ($) [1]
Disclosure of non-controlling interest [Line Items]
Assets	$ 236,538,540		$ 224,073,721			$ 79,268.9
Liabilities	210,667,313		199,414,499			$ 70,598.8
Revenue	26,624,025		25,937,238		$ 21,147,421
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	3,162,433	$ 1,059.8	3,516,936		3,345,686
Comprehensive income	3,237,803	1,085.0	3,819,143		3,624,245
Cash flows from (used in) operating activities	5,108,316	$ 1,712.0	2,485,034		$ 11,354,990
Corporacion Financiera Colombiana S.A.
Disclosure of non-controlling interest [Line Items]
Assets	21,115,000		20,504,644
Liabilities	15,872,265		15,604,999
Revenue	2,313,589		2,135,834
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	563,553		671,336
Comprehensive income	615,754		537,304
Cash flows from (used in) operating activities	3,428,076		1,378,419
Banco Bogota S.A.
Disclosure of non-controlling interest [Line Items]
Assets	149,389,133		141,430,749	[2]
Liabilities	131,197,065		124,192,566	[2]
Revenue	16,396,415		18,141,612	[2]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	2,132,951		4,432,026	[2]
Comprehensive income	880,565		970,007	[2]
Cash flows from (used in) operating activities	1,571,203		313,112	[2]
Banco de Occidente S.A.
Disclosure of non-controlling interest [Line Items]
Assets	37,746,874		35,568,507
Liabilities	33,342,596		31,177,321
Revenue	4,132,220		4,054,750
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	377,686		627,993
Comprehensive income	187,037		242,389
Cash flows from (used in) operating activities	797,598		(402,394)
Banco Popular S.A.
Disclosure of non-controlling interest [Line Items]
Assets	22,322,103		20,731,144
Liabilities	19,651,056		18,052,231
Revenue	2,537,768		2,478,501
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	205,694		181,075
Comprehensive income	153,208		278,374
Cash flows from (used in) operating activities	756,955		(106,977)
Banco Comercial AV Villas S.A.
Disclosure of non-controlling interest [Line Items]
Assets	12,318,124		12,466,634
Liabilities	10,853,638		11,063,550
Revenue	1,645,948		1,554,428
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	137,695		179,550
Comprehensive income	788		(19,599)
Cash flows from (used in) operating activities	$ (1,295,251)		$ 216,083

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[2]	Includes Ps. 2,208,053 related to the effect of the deconsolidation of Corficolombiana, refer to Note 1 for more information.